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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                --------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Advent International Corporation
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Address:                     75 State Street
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                             Boston, MA  02109
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13F File Number:  28-          6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                          Jarlyth H. Gibson
                         -----------------------------------------------------
Title:                         Assistant Compliance Officer
                         -----------------------------------------------------
Phone:                         (617) 951-9493
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Signature, Place, and Date of Signing:

/s/Jarlyth H. Gibson                 Boston, MA            August 10, 2007
-------------------------------      ----------            ---------------
     [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F INFORMATION TABLE


        COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
------------------------------  -------------- ----------   ---------  ------------------- ---------   --------   -----------------
                                                              VALUE    SHRS OR   SH/ PUT   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE


ACHILLION PHARMACEUTICALS, INC.    COMMON      00448Q-20-1     6,676   1,116,432                 SOLE              1,116,432
ANESIVA INC.                       COMMON      03460L-10-0     6,841   1,112,286                 SOLE              1,112,286
ASPEN TECHNOLGY, INC.              COMMON      045327-10-3   413,173  29,512,336                 SOLE             29,512,336
KIRKLAND'S INC.                    COMMON      497498-10-5    24,027   6,306,407                 SOLE              6,306,407
MTI TECHNOLOGY, CORP.              COMMON      553903-10-5     5,673  17,192,037                 SOLE             17,192,037
TORREYPINES THERAPEUTICS, INC.     COMMON      89235K-10-5     9,176   1,320,317                 SOLE              1,320,317

                                                             465,566




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         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                               None
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Form 13F Information Table Entry Total:                           6
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Form 13F Information Table Value Total:              $           465,566
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                                                               (thousands)